Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Capital Stock and Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Mar. 01, 2014	$ 3,625	$ 2,418	$ (179)	$ 1,394	$ (8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(304)			(304)
Other comprehensive income (loss)	(15)				(15)
Shares issued:
Exercise of stock options	6	6
Stock-based compensation	50	50
Income tax deficiency from share-based compensation	8	8
Sale of Treasury Stock			141
Sale of treasury stock, recorded against retained earnings				(80)
Proceeds from Sale of Treasury Stock	61
Common shares repurchased	0
Treasury stock vested		(38)	(38)
Ending Balance at Feb. 28, 2015	3,431	2,444	0	1,010	(23)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(208)			(208)
Other comprehensive income (loss)	15				15
Shares issued:
Exercise of stock options	3	3
Stock-based compensation	60	60
Income tax deficiency from share-based compensation	(1)	(1)
Share repurchases		(59)
Stock repurchased and charged against retained earnings	(34)			(34)
Common shares repurchased	(93)
Employee share purchase plan	1	1
Ending Balance at Feb. 29, 2016	3,208	2,448	0	768	(8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(1,206)			(1,206)
Other comprehensive income (loss)	(9)				(9)
Shares issued:
Exercise of stock options	1	1
Stock-based compensation	60	60
Income tax deficiency from share-based compensation	(1)	(1)
Common shares repurchased	0
Employee share purchase plan	4	4
Ending Balance at Feb. 28, 2017	$ 2,057	$ 2,512	$ 0	$ (438)	$ (17)